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Mark A. Quade Associate +1 312 609 7515 mquade@vedderprice.com
November 7, 2023

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:    Hotchkis and Wiley Funds (CIK:1145022) (the “Registrant”)
    Pre-Effective Amendment No. 2 to Registration Statement on Form N-14
(File No. 333-274907)

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-14 (the “Amendment”) relating to the issuance of shares of beneficial interest of HW Opportunities MP Fund, a series of the Registrant (the “Successor Fund”), in connection with the reorganization of HW Opportunities MP Fund, a series of Series Portfolios Trust, into the Successor Fund.
The Amendment incorporates revisions to the Pre-Effective Amendment No. 1 to the Registrant’s registration statement filed on November 2, 2023 in response to comments provided telephonically by the staff of the U.S. Securities and Exchange Commission on November 3, 2023 (as addressed in separate correspondence to be dated on the date hereof). The Amendment is also being filed for the purpose of making certain other changes to the registration statement.
Please contact the undersigned at (312) 609-7515 if you have questions regarding the Amendment.

Very truly yours, /s/ Mark A. Quade Mark A. Quade

Enclosures

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